Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2023
Payables and Accruals [Abstract]
Accrued Expenses and Other Current Liabilities
8.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Accrued expenses and other current liabilities consisted of the following:

	As of December 31,
	2022	2023
	RMB	RMB
Accrued payroll and welfare	210,853	188,089
Balance of users’ virtual accounts	136,757	138,926
Payable for advertisement	135,569	119,635
Accrued professional services and related service fee	54,833	49,489
Other tax payables	48,752	49,136
VAT payable	16,333	24,932
Payable for repurchase of subsidiary’s share options	25,604	11,729
Contingent loss liability (Note 18)	92,881	—
Others	75,922	48,681

Total	797,504	630,617